NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	12 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS

New standards, amendments to standards and interpretations effective for the year ended 30 June 2023
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretation were adopted by the Group:

Annual Improvements to IFRS Standards 2018-2020 (Effective 1 July 2022)

As part of its process to make non-urgent but necessary amendments to IFRS Standards, the International Accounting Standards Board (“IASB”) has issued the Annual Improvements to IFRS Standards 2018–2020. These did not have a significant impact on the Group.

Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS16) (Effective 1 July 2022)

The IASB has amended IAS 16 Property, Plant and Equipment to provide guidance on the accounting for such sale proceeds and the related production costs.
Under the amendments, proceeds from selling items before the related item of property, plant and equipment (“PPE”) is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.
The amendments apply retrospectively, but only to items of PPE made available for use on or after the beginning of the earliest period presented in the financial statements in which the amendments are adopted. The amendment did not have a significant impact on the Group.

New standards, amendments to standards and interpretations not yet effective
At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.

Definition of Accounting Estimate (Amendments to IAS 8) (Effective 1 July 2023)

The amendments introduce a new definition for accounting estimates: clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy. The amendment is not expected to have a significant impact on the Group.

Deferred Tax related to Assets and Liabilities Arising from a single transaction – Amendments to IAS 12 Income Taxes (Effective 1 July 2023)

IAS 12 Income taxes clarifies how companies should account for deferred tax on certain transactions – e.g. leases and decommissioning provisions. The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.

The Group has assessed the estimated impact of adopting the standard on 1 July 2023 as follows:

Decommissioning provision
•The amendment will result in an increase in the gross deferred tax assets and liabilities for the Group as deferred tax will be recognised on the decommissioning asset and liability which was previously not recognised under the initial recognition exemption. These increases are not expected to be material for the Group.

Lease liability
•The amendment will not have a material impact on the Group as deferred tax is recognised on lease liabilities and the corresponding right of use assets.

3    NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective (continued)
Classification of liabilities as current or non-current (Amendments to IAS 1 Presentation of Financial Statements) (Effective 1 July 2023)

To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:

Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB has removed the requirement for a right to be unconditional and instead, now requires that a right to defer settlement must have substance and exist at the end of the reporting period.

Classification of debt may change
A company classifies a liability as non-current if it has a right to defer settlement for at least twelve months after the reporting period. The IASB has now clarified that a right to defer exists only if the company complies with conditions specified in the loan agreement at the end of the reporting period, even if the lender does not test compliance until a later date. The amendment is not expected to have a significant impact on the Group.

Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2) (Effective 1 July 2023)

The Board has recently issued amendments to IAS 1 Presentation of Financial Statements and an update to IFRS Practice Statement 2 Making Materiality Judgements to help companies provide useful accounting policy disclosures.
The key amendments to IAS 1 include:
•requiring companies to disclose their material accounting policies rather than their significant accounting policies;
•clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
•clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
The amendments are applied prospectively.
The amendment is not expected to have a material impact on the Group's disclosures.